RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Amounts due to related parties
Amounts due to related parties
	December 31, 2023	December 31, 2022
Advances from directors (interest at prime plus 1%)	$—	$40,372
Entities controlled by directors (non-interest-bearing)	82,328	62,828
Due to related parties	$82,328	$103,200

Amounts charged by related parties
Amounts charged by related parties
	2023	2022	2021
Interest charged on amounts due to related parties	$1,100	$1,158	$275
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 13)	12,000	12,000	12,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	15,081	19,272	13,901
Total expenses	$58,181	$62,430	$56,176